Classification and measurement of financial instruments - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2034 USD ($)	Dec. 31, 2029 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Expected trade receivables and loans				$ 34		$ 31
Brands | Ruby
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration recognised as of acquisition date				$ 19
Regent Hospitality Worldwide Inc
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of voting equity interests acquired							51.00%
Ownership percentage							100.00%
Regent
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest							49.00%
Regent | Payable 2024
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities incurred						13
Regent | Payment due in 2026
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest				25.00%	25.00%
Cash transferred				$ 39
Regent | Payment due in 2028
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest				24.00%	24.00%
Barclay associate
Disclosure of fair value measurement of assets and liabilities [line items]
Put option value of investment in associate				$ 0		$ 0
Rooms Operated By Seller, Measurement Input | Forecast | Brands | Ruby | Contingent consideration
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of decrease in contingent consideration	25.00%
Increase (decrease) in contingent consideration	$ 19	$ 19
Minimum
Disclosure of fair value measurement of assets and liabilities [line items]
Non-marketability factor				20.00%	20.00%	20.00%
Minimum | Brands | Ruby
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration				$ 0	€ 0
Minimum | Discount rate, measurement input
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities				6.40%		6.40%
Minimum | 2026 option | Regent | Forecast
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration			$ 81
Maximum
Disclosure of fair value measurement of assets and liabilities [line items]
Non-marketability factor				30.00%	30.00%	30.00%
Maximum | Brands | Ruby
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration				$ 213	€ 181
Maximum | Discount rate, measurement input
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities				10.00%		10.00%
Maximum | 2026 option | Regent | Forecast
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration			$ 261